Current income tax (Tables)	12 Months Ended
Dec. 31, 2025
Current income tax
Schedule of current tax assets and liabilities

	2025	2024
	$m	$m
Current taxation has been presented on the balance sheet as follows: Current tax asset within current assets	18	28
Current tax liability within current liabilities	(61)	(53)
	(43)	(25)